                          INSTITUTIONAL CLASS SHARES OF

                                PREMIER PORTFOLIO

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                           TRUSTEESHIP(S)
 POSITION(S) HELD WITH     OFFICER                                                               HELD BY
        THE TRUST           SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice            N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc. and the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family of
                                     Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer,
                                     A I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Vice President, A I M

                                     Capital Management, Inc., AIM Investment Services,
                                     Inc., and Fund Management Company; Senior Vice
                                     President, A I M Distributors, Inc.; and Senior Vice
                                     President, Chief Legal Officer and Secretary of the
                                     AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          INSTITUTIONAL CLASS SHARES OF

                          PREMIER TAX-EXEMPT PORTFOLIO

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                       TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                           HELD BY
     WITH THE TRUST         SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services holding
                                     company); Senior Vice President and Chief
                                     Compliance Officer, A I M Advisors, Inc. and the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management,
                                     Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family
                                     of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President,
                                     A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
                                     Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President,
                                     A I M Distributors, Inc., AIM Investment
                                     Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and
and Secretary                        A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Vice
                                     President, A I M

                                     Capital Management, Inc., AIM Investment
                                     Services, Inc., and Fund Management Company;
                                     Senior Vice President, A I M Distributors, Inc.;
                                     and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President and
                                     Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center);  Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser); and
                                     Vice President and Secretary, Old Mutual Advisors
                                     Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          INSTITUTIONAL CLASS SHARES OF

                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                        Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                            OTHER
"NAME, YEAR OF BIRTH AND    AND/OR                                                       TRUSTEESHIP(S)
  POSITION(S) HELD WITH    OFFICER                                                           HELD BY
        THE TRUST           SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          TRUSTEE
------------------------   -------   -------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and             N/A
Vice President                       Vice President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M
                                     Management Group Inc. (financial services
                                     holding company); Senior Vice President and
                                     Chief Compliance Officer, A I M Advisors, Inc.
                                     and the AIM Family of Funds; Vice President and
                                     Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.;
                                     Vice President, AIM Investment Services, Inc.
                                     and Fund Management Company; and Senior Vice
                                     President and Compliance Director, Delaware
                                     Investments Family of Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel,                N/A
Vice President                       AMVESCAP PLC; and Vice President of the AIM
                                     Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director,
                                     Senior Vice President, Secretary and General
                                     Counsel, A I M Management Group Inc. (financial
                                     services holding company) and A I M Advisors,
                                     Inc.; Director and Vice President, INVESCO
                                     Distributors, Inc.; Senior Vice President, A I M
                                     Distributors, Inc.; Vice President, A I M
                                     Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and
                                     Secretary of the AIM Family of Funds; and Senior
                                     Vice President and General Counsel, Liberty
                                     Financial Companies, Inc. and Liberty Funds
Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group             N/A
Chief Compliance Officer             Inc.; Senior Vice President and Chief Compliance
                                     Officer, A I M Advisors, Inc.; Chief Compliance
                                     Officer of the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M
                                     Capital Management, Inc.; and Vice President, A
                                     I M Distributors, Inc., AIM Investment Services,
                                     Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief
                                     Compliance Officer and Deputy General Counsel,
                                     AIG-SunAmerica Asset Management, and Chief
                                     Compliance Officer, Chief Operating Officer and
                                     Deputy General Counsel, American General
                                     Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and            N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and Secretary                        Advisors, Inc.; Director and Vice President,
                                     INVESCO Distributors, Inc.; Vice President, A I M

                                     Capital Management, Inc., AIM Investment
                                     Services, Inc., and Fund Management Company;
                                     Senior Vice President, A I M Distributors, Inc.;
                                     and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary,
                                     Liberty Ridge Capital, Inc. (an investment
                                     adviser); Vice President and Secretary, PBHG
                                     Funds (an investment company); Vice President
                                     and Secretary, PBHG Insurance Series Fund (an
                                     investment company); General Counsel and
                                     Secretary, Pilgrim Baxter Value Investors (an
                                     investment adviser); Chief Operating Officer,
                                     General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services
                                     (an administrator); General Counsel and
                                     Secretary, Old Mutual Shareholder Services (a
                                     shareholder servicing center); Executive Vice
                                     President, General Counsel and Secretary, Old
                                     Mutual Capital, Inc. (an investment adviser);
                                     and Vice President and Secretary, Old Mutual
                                     Advisors Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                                PREMIER PORTFOLIO
                          PREMIER TAX-EXEMPT PORTFOLIO
                     PREMIER U.S. GOVERNMENT MONEY PORTFOLIO

               (SERIES PORTFOLIOS OF AIM TREASURER'S SERIES TRUST)

                         Supplement dated March 31, 2006
       to the Statement of Additional Information dated December 20, 2005 as supplemented February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                              TRUSTEE
  "NAME, YEAR OF BIRTH AND     AND/OR                                                                        OTHER
 POSITION(S) HELD WITH THE    OFFICER                                                                    TRUSTEESHIP(S)
           TRUST               SINCE             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            HELD BY TRUSTEE
 -------------------------    -------   -------------------------------------------------------------   ---------------
OTHER OFFICERS
Lisa O. Brinkley -- 1959        2004    Global Compliance Director, AMVESCAP PLC; and Vice President          N/A
Vice President                          of the AIM Family of Funds

                                        Formerly: Senior Vice President, A I M Management Group Inc.
                                        (financial services holding company); Senior Vice President and Chief Compliance Officer, A I M Advisors, Inc. and the
                                        AIM Family of Funds; Vice President and Chief Compliance
                                        Officer, A I M Capital Management, Inc. and A I M
                                        Distributors, Inc.; Vice President, AIM Investment Services,
                                        Inc. and Fund Management Company; and Senior Vice President
                                        and Compliance Director, Delaware Investments Family of Funds

Kevin M. Carome - 1956          2003    Senior Vice President and General Counsel, AMVESCAP PLC; and          N/A
Vice President                          Vice President of the AIM Family of Funds

                                        Formerly: Director, General Counsel, and Vice President Fund
                                        Management Company; Director, Senior Vice President,
                                        Secretary and General Counsel, A I M Management Group Inc.
                                        (financial services holding company) and A I M Advisors,
                                        Inc.; Director and Vice President, INVESCO Distributors,
                                        Inc.; Senior Vice President, A I M Distributors, Inc.; Vice
                                        President, A I M Capital Management, Inc. and AIM Investment
                                        Services, Inc.; Senior Vice President and Secretary of the
                                        AIM Family of Funds; and Senior Vice President and General
                                        Counsel, Liberty Financial Companies, Inc. and Liberty Funds
                                        Group, LLC

Todd L. Spillane* - 1958        2006    Senior Vice President, A I M Management Group Inc.; Senior            N/A
Chief Compliance Officer                Vice President and Chief Compliance Officer, A I M Advisors,
                                        Inc.; Chief Compliance Officer of the AIM Family of Funds;
                                        Vice President and Chief Compliance Officer, A I M Capital
                                        Management, Inc.; and Vice President, A I M Distributors,
                                        Inc., AIM Investment Services, Inc. and Fund Management
                                        Company

                                        Formerly: Global Head of Product Development, AIG-Global
                                        Investment Group, Inc.; Chief Compliance Officer and Deputy
                                        General Counsel, AIG-SunAmerica Asset Management, and Chief
                                        Compliance Officer, Chief Operating Officer and Deputy
                                        General Counsel, American General Investment Management

John M. Zerr** - 1962           2006    Director, Senior Vice President, Secretary and General                N/A
Senior Vice President,                  Counsel, A I M Management Group Inc. (financial services
Chief Legal Officer and                 holding company) and A I M Advisors, Inc.; Director and Vice

Secretary                               President, INVESCO Distributors, Inc.; Vice President, A I M
                                        Capital Management, Inc., AIM Investment Services, Inc., and
                                        Fund Management Company; Senior Vice President, A I M
                                        Distributors, Inc.; and Senior Vice President, Chief Legal
                                        Officer and Secretary of the AIM Family of Funds

                                        Formerly: Chief Operating Officer, Senior Vice President,
                                        General Counsel, and Secretary, Liberty Ridge Capital, Inc.
                                        (an investment adviser); Vice President and Secretary, PBHG
                                        Funds (an investment company); Vice President and Secretary,
                                        PBHG Insurance Series Fund (an investment company); General
                                        Counsel and Secretary, Pilgrim Baxter Value Investors (an
                                        investment adviser); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a
                                        broker-dealer); General Counsel and Secretary, Old Mutual
                                        Fund Services (an administrator); General Counsel and
                                        Secretary, Old Mutual Shareholder Services (a shareholder
                                        servicing center);  Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment
                                        adviser); and Vice President and Secretary, Old Mutual
                                        Advisors Funds (an investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."